Other general administrative expenses - Schedule of number of offices (Details) - branch	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Number of offices	9,019	9,229	10,586
Spain
Disclosure of geographical areas [line items]
Number of offices	1,966	1,998	2,989
Group
Disclosure of geographical areas [line items]
Number of offices	7,053	7,231	7,597